Selected Statements of Profit or Loss Data - Schedule of General, Administrative and Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General, Administrative and Operating Expense [Line Items]
Total general, administrative and operating expense	$ 243,636	$ 228,004	$ 246,495
Payroll and related [Member]
Schedule of General, Administrative and Operating Expense [Line Items]
Total general, administrative and operating expense	92,526	101,614	138,905
Payment processing fees [Member]
Schedule of General, Administrative and Operating Expense [Line Items]
Total general, administrative and operating expense	41,936	43,317	35,376
Professional services [Member]
Schedule of General, Administrative and Operating Expense [Line Items]
Total general, administrative and operating expense	58,404	47,452	41,639
Office and communication [Member]
Schedule of General, Administrative and Operating Expense [Line Items]
Total general, administrative and operating expense	2,130	2,058	3,400
Tools and Data Services [Member]
Schedule of General, Administrative and Operating Expense [Line Items]
Total general, administrative and operating expense	7,660	8,161	9,228
Depreciation [Member]
Schedule of General, Administrative and Operating Expense [Line Items]
Total general, administrative and operating expense	8,608	6,965	8,336
Transaction-related costs [Member]
Schedule of General, Administrative and Operating Expense [Line Items]
Total general, administrative and operating expense	10,891	1,281
Other [Member]
Schedule of General, Administrative and Operating Expense [Line Items]
Total general, administrative and operating expense	$ 21,481	$ 17,156	$ 9,611